UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ATEYX

June 30, 2026

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Fund Information

AB Sustainable Global Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the 11-month period, sector allocation within consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within technology, industrials, financials and health care was the primary detractors from performance.

Advisor Class: ATEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,367	$11,878
06/18	$13,993	$13,153
06/19	$15,296	$13,908
06/20	$17,592	$14,202
06/21	$25,261	$19,778
06/22	$19,748	$16,663
06/23	$22,989	$19,417
06/24	$25,266	$23,179
06/25	$27,040	$26,927
06/26	$28,297	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	4.64%	2.30%	10.96%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 11-month total return for the share class was 5.28%. The 11-month total return for the MSCI All Country World Index (net) was 22.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-global-thematic-fund.Advisor.018780502.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Advisor Class: ATEYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Advisor Class: ATEYX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATEYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-ADV-0153-0626

Advisor Class: ATEYX

4

Class A: ALTFX

June 30, 2026

SCAN ME

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Fund Information

AB Sustainable Global Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTFX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the 11-month period, sector allocation within consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within technology, industrials, financials and health care was the primary detractors from performance.

Class A: ALTFX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI All Country World Index (net)
06/16	$9,575	$10,000
06/17	$11,811	$11,878
06/18	$13,330	$13,153
06/19	$14,536	$13,908
06/20	$16,676	$14,202
06/21	$23,886	$19,778
06/22	$18,626	$16,663
06/23	$21,628	$19,417
06/24	$23,712	$23,179
06/25	$25,313	$26,927
06/26	$26,424	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	4.38%	2.04%	10.69%
Class A (with sales charges)	-0.06%	1.15%	10.20%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 11-month total return for the share class (without sales charges) was 5.04%. The 11-month total return for the MSCI All Country World Index (net) was 22.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-global-thematic-fund.A.018780106.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class A: ALTFX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Class A: ALTFX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTFX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-A-0153-0626

Class A: ALTFX

4

Class C: ATECX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Sustainable Global Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATECX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the 11-month period, sector allocation within consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within technology, industrials, financials and health care was the primary detractors from performance.

Class C: ATECX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,242	$11,878
06/18	$13,711	$13,153
06/19	$14,840	$13,908
06/20	$16,897	$14,202
06/21	$24,021	$19,778
06/22	$18,590	$16,663
06/23	$21,425	$19,417
06/24	$23,314	$23,179
06/25	$24,702	$26,927
06/26	$25,588	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	3.57%	1.27%	9.85%
Class C (with sales charges)	2.65%	1.27%	9.85%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 11-month total return for the share class (without sales charges) was 4.30%. The 11-month total return for the MSCI All Country World Index (net) was 22.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-global-thematic-fund.C.018780403.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class C: ATECX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Class C: ATECX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATECX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-C-0153-0626

Class C: ATECX

4

Class I: AGTIX

June 30, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Sustainable Global Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGTIX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the 11-month period, sector allocation within consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within technology, industrials, financials and health care was the primary detractors from performance.

Class I: AGTIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI All Country World Index (net)
06/16	$10,000	$10,000
06/17	$12,396	$11,878
06/18	$14,043	$13,153
06/19	$15,366	$13,908
06/20	$17,679	$14,202
06/21	$25,387	$19,778
06/22	$19,850	$16,663
06/23	$23,115	$19,417
06/24	$25,408	$23,179
06/25	$27,178	$26,927
06/26	$28,439	$33,301

Average Annual Total Returns

Table Summary
AATR	1 Year	5 Years	10 Years
Class I	4.63%	2.30%	11.02%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%

The 11-month total return for the share class was 5.28%. The 11-month total return for the MSCI All Country World Index (net) was 22.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-global-thematic-fund.I.018780809.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class I: AGTIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Class I: AGTIX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGTIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-I-0153-0626

Class I: AGTIX

4

Class Z: ATEZX

June 30, 2026

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Fund Information

AB Sustainable Global Thematic Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEZX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, while sector allocation contributed positively. Security selection within technology, industrials, financials and health care detracted the most from relative performance and more than offset positive contributions from other areas of the Fund. Sector allocation decisions added value, particularly within consumer discretionary, communication services and consumer staples. Positive contributions were also generated from security selection within materials, utilities and real estate. Currency effects provided a modest positive contribution during the period. Overall, unfavorable security selection across several sectors was the primary driver of the Fund’s underperformance relative to the benchmark.

Performance Highlights

Top contributors to performance:

  During the 11-month period, sector allocation within consumer discretionary, communication services and consumer staples, along with security selection within materials, utilities and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the 11-month period, security selection within technology, industrials, financials and health care was the primary detractors from performance.

Class Z: ATEZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

Table Summary
	Class Z	MSCI All Country World Index (net)
07/21	$10,000	$10,000
06/22	$7,676	$8,340
06/23	$8,942	$9,719
06/24	$9,835	$11,602
06/25	$10,529	$13,478
06/26	$11,025	$16,668

Average Annual Total Returns

Table Summary
AATR	1 Year	Since Inception 7/27/21
Class Z	4.69%	2.00%
MSCI All Country World Index (net)	23.67%	10.92%

The 11-month total return for the share class was 5.33%. The 11-month total return for the MSCI All Country World Index (net) was 22.02%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-sustainable-global-thematic-fund.Z.018780874.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,341,413,221
# of Portfolio Holdings	55
Portfolio Turnover Rate	93%Footnote Reference+
Total Advisory Fees Paid (Net)	$8,592,933Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Class Z: ATEZX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$67,558,788	5.0%
Alphabet, Inc. - Class A	$64,533,875	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$55,459,847	4.2%
Apple, Inc.	$48,583,544	3.6%
Rockwell Automation, Inc.	$35,833,890	2.7%
Galderma Group AG	$31,741,653	2.4%
Broadcom, Inc.	$29,528,717	2.2%
Cummins, Inc.	$28,442,815	2.1%
NXP Semiconductors NV	$28,133,913	2.1%
Emerson Electric Co.	$28,076,010	2.1%
Total	$417,893,052	31.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Industrials	20.6%
Financials	12.6%
Health Care	11.5%
Communication Services	4.8%
Utilities	3.6%
Consumer Discretionary	2.9%
Real Estate	2.1%
Energy	1.2%
Materials	1.2%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	55.9%
Japan	6.6%
United Kingdom	4.8%
Taiwan	4.1%
Italy	3.7%
Switzerland	3.6%
Hong Kong	2.6%
Brazil	1.6%
South Korea	1.5%
China	1.5%
Canada	1.2%
Austria	1.2%
Netherlands	1.1%
Finland	1.1%
Others	2.9%
Short-Term Investments	6.5%
Other assets less liabilities	0.1%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Class Z: ATEZX

3

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATEZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-Z-0153-0626

Class Z: ATEZX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Sustainable Global Thematic Fund	2025	$46,715	$—	$26,110
	2026	$37,372	$—	$23,651

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Sustainable Global Thematic Fund	2025	$1,852,458	$26,110
			$—
			$(26,110)
	2026	$1,490,236	$23,651
			$—
			$(23,651)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE GLOBAL THEMATIC FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.4%
Information Technology – 32.9%
Communications Equipment – 0.8%
Calix, Inc.(a)	301,580	$11,254,965

Electronic Equipment, Instruments & Components – 4.8%
Flex Ltd.(a)	131,389	21,294,215
Halma PLC	489,795	25,600,792
TE Connectivity PLC	83,690	16,872,741

		63,767,748

Semiconductors & Semiconductor Equipment – 18.3%
Advanced Micro Devices, Inc.(a)	31,120	18,077,919
Advantest Corp.	71,800	14,771,292
ASML Holding NV	7,400	14,653,298
Broadcom, Inc.	78,170	29,528,717
NVIDIA Corp.	337,642	67,558,788
NXP Semiconductors NV	100,110	28,133,913
Qnity Electronics, Inc.	109,820	17,934,704
Taiwan Semiconductor Manufacturing Co., Ltd.	703,000	55,459,847

		246,118,478

Software – 3.8%
Cadence Design Systems, Inc.(a)	51,596	19,365,011
Crowdstrike Holdings, Inc. – Class A(a)	22,605	17,250,779
Microsoft Corp.	39,457	14,718,250

		51,334,040

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	167,900	48,583,544
Samsung Electronics Co., Ltd.	92,970	20,629,775

		69,213,319

		441,688,550

Industrials – 20.6%
Aerospace & Defense – 1.8%
Carpenter Technology Corp.	38,830	23,951,897

Commercial Services & Supplies – 3.1%
Veralto Corp.	206,334	18,297,699
Waste Management, Inc.	104,900	23,380,112

		41,677,811

Electrical Equipment – 8.3%
Emerson Electric Co.	196,130	28,076,010
Prysmian SpA	95,140	16,016,159
Rockwell Automation, Inc.	72,380	35,833,890
Siemens Energy AG	63,010	12,012,320

ABFunds.com	AB Sustainable Global Thematic Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sieyuan Electric Co., Ltd. – Class A	767,300	$19,640,076

		111,578,455

Industrial Conglomerates – 1.5%
Hitachi Ltd.	711,300	19,686,005

Machinery – 5.9%
Cummins, Inc.	39,880	28,442,815
Daifuku Co., Ltd.	538,000	23,833,411
Metso Oyj	838,650	14,583,286
Sandvik AB	306,560	12,659,442

		79,518,954

		276,413,122

Financials – 12.6%
Banks – 6.3%
BPER Banca SpA	841,720	13,224,343
Erste Group Bank AG	117,140	15,677,774
Fifth Third Bancorp	372,000	20,969,640
Intesa Sanpaolo SpA	2,866,620	19,703,105
NatWest Group PLC	1,700,120	15,001,771

		84,576,633

Capital Markets – 1.6%
Bank of New York Mellon Corp. (The)	149,490	21,617,749

Financial Services – 2.1%
Visa, Inc. – Class A	80,209	27,518,906

Insurance – 2.6%
AIA Group Ltd. – Class H	2,558,100	23,419,997
Prudential PLC	873,620	11,603,427

		35,023,424

		168,736,712

Health Care – 11.5%
Health Care Equipment & Supplies – 1.6%
Edwards Lifesciences Corp.(a)	230,880	20,885,405

Health Care Providers & Services – 2.1%
Apollo Hospitals Enterprise Ltd.	158,511	14,526,784
McKesson Corp.	17,870	13,502,572

		28,029,356

Pharmaceuticals – 7.8%
AstraZeneca PLC	129,390	24,157,656
Galderma Group AG(a)	139,556	31,741,653
Johnson & Johnson	88,910	22,580,473
Merck & Co., Inc.	208,900	26,843,650

		105,323,432

		154,238,193

2 AB Sustainable Global Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 4.8%
Interactive Media & Services – 4.8%
Alphabet, Inc. – Class A	180,580	$64,533,875

Utilities – 3.6%
Electric Utilities – 2.1%
NextEra Energy, Inc.	318,451	27,950,444

Water Utilities – 1.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,612,365	20,740,852

		48,691,296

Consumer Discretionary – 2.9%
Automobile Components – 1.1%
Sumitomo Electric Industries Ltd.	778,000	14,437,440

Household Durables – 1.8%
SharkNinja, Inc.(a)(b)	163,770	24,937,258

		39,374,698

Real Estate – 2.1%
Health Care REITs – 2.1%
Welltower, Inc.	120,900	27,440,673

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Cameco Corp.	158,510	16,145,829

Materials – 1.2%
Chemicals – 1.2%
Nissan Chemical Corp.	296,300	15,586,393

Total Common Stocks (cost $939,806,834)		1,252,849,341

SHORT-TERM INVESTMENTS – 6.5%
Investment Companies – 6.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(c)(d)(e) (cost $87,534,474)	87,534,474	87,534,474

Total Investments – 99.9% (cost $1,027,341,308)		1,340,383,815
Other assets less liabilities – 0.1%		1,029,406

Net Assets – 100.0%		$1,341,413,221

ABFunds.com	AB Sustainable Global Thematic Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

United States	55.9%
Japan	6.6
United Kingdom	4.8
Taiwan	4.1
Italy	3.7
Switzerland	3.6
Hong Kong	2.6
Brazil	1.6
South Korea	1.5
China	1.5
Canada	1.2
Austria	1.2
Netherlands	1.1
Finland	1.1
Others	2.9
Short-Term Investments	6.5
Other assets less liabilities	0.1

Total	100.0%

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	135,019	USD	26,464	07/02/2026	$308,862
Bank of America NA	USD	26,083	BRL	135,019	07/02/2026	72,251
Bank of America NA	KRW	11,739,167	USD	8,053	07/16/2026	463,049
Bank of America NA	CNH	23,071	USD	3,426	08/07/2026	20,771
Bank of New York (The)	GBP	4,578	USD	6,137	07/16/2026	64,319
Barclays Capital, Inc.	USD	9,292	CAD	12,719	07/09/2026	(321,097)
Barclays Capital, Inc.	GBP	7,135	USD	9,657	07/16/2026	193,316
Barclays Capital, Inc.	USD	6,800	GBP	5,102	07/16/2026	(32,098)
Barclays Capital, Inc.	USD	3,493	KRW	5,386,366	07/16/2026	(10,769)
Barclays Capital, Inc.	USD	6,868	JPY	1,100,653	08/27/2026	(68,310)
Barclays Capital, Inc.	USD	4,806	EUR	4,205	09/11/2026	13,049
BNP Paribas SA	USD	4,115	CAD	5,620	07/09/2026	(151,628)
BNP Paribas SA	USD	5,028	INR	480,377	08/06/2026	35,648
Citibank NA	BRL	59,624	USD	11,518	07/02/2026	(31,906)
Citibank NA	USD	11,466	BRL	59,624	07/02/2026	83,737
Citibank NA	GBP	43,799	USD	59,194	07/16/2026	1,097,620
Citibank NA	USD	5,792	GBP	4,272	07/16/2026	(125,500)
Citibank NA	USD	15,256	KRW	23,164,259	07/16/2026	(279,018)
Citibank NA	USD	3,196	ZAR	52,878	07/16/2026	28,330
Citibank NA	BRL	59,624	USD	11,378	08/04/2026	(83,367)
Citibank NA	CHF	2,713	USD	3,452	09/11/2026	67,885
Deutsche Bank AG	USD	3,599	TWD	113,302	07/21/2026	(44,971)
Goldman Sachs Bank USA	USD	4,054	GBP	3,025	07/16/2026	(41,062)
Goldman Sachs Bank USA	USD	4,628	MXN	81,096	08/06/2026	(4,214)
JPMorgan Chase Bank	USD	7,255	CAD	9,957	07/09/2026	(231,921)
JPMorgan Chase Bank	USD	3,405	KRW	5,077,240	07/16/2026	(122,286)
JPMorgan Chase Bank	EUR	3,317	USD	3,867	09/11/2026	65,727
Morgan Stanley Bank NA	BRL	75,395	USD	14,565	07/02/2026	(40,345)

4 AB Sustainable Global Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	USD	14,930	BRL	75,395	07/02/2026	$(324,779)
Morgan Stanley Bank NA	USD	21,118	AUD	29,518	07/09/2026	(683,841)
Morgan Stanley Bank NA	GBP	3,689	USD	4,985	07/16/2026	92,201
Morgan Stanley Bank NA	USD	25,875	GBP	19,604	07/16/2026	128,599
Morgan Stanley Bank NA	USD	4,462	KRW	6,661,927	07/16/2026	(155,141)
Morgan Stanley Bank NA	TWD	318,008	USD	10,025	07/21/2026	49,146
Morgan Stanley Bank NA	USD	15,454	CNH	104,674	08/07/2026	(3,364)
Morgan Stanley Bank NA	JPY	3,680,565	USD	23,112	08/27/2026	374,689
Morgan Stanley Bank NA	SEK	34,738	USD	3,589	09/10/2026	(7,647)
Morgan Stanley Bank NA	CHF	2,758	USD	3,424	09/11/2026	(15,949)
Morgan Stanley Bank NA	EUR	13,219	USD	15,392	09/11/2026	242,963
Standard Chartered Bank	HKD	165,613	USD	21,193	09/11/2026	24,070
State Street Bank & Trust Co.	TWD	113,409	USD	3,568	07/21/2026	10,614
State Street Bank & Trust Co.	JPY	628,739	USD	3,912	08/27/2026	27,603

						$685,236

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Sustainable Global Thematic Fund 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $939,806,834)	$1,252,849,341	(a)
Affiliated issuers (cost $87,534,474)	87,534,474
Cash	133
Cash collateral due from broker	803,000
Foreign currencies, at value (cost $1,826,004)	1,825,301
Unrealized appreciation on forward currency exchange contracts	3,464,449
Unaffiliated dividends receivable	781,108
Receivable for capital stock sold	218,769
Affiliated dividends receivable	215,370
Receivable due from Adviser	12,411
Other assets	1,933,148

Total assets	1,349,637,504

Liabilities
Cash collateral due to broker	920,000
Unrealized depreciation on forward currency exchange contracts	2,779,213
Payable for capital stock redeemed	1,526,380
Advisory fee payable	1,440,203
Foreign capital gains tax payable	1,047,577
Distribution fee payable	132,976
Transfer Agent fee payable	57,304
Administrative fee payable	50,641
Accrued expenses	269,989

Total liabilities	8,224,283

Net Assets	$1,341,413,221

Composition of Net Assets
Capital stock, at par	$90,532
Additional paid-in capital	962,823,947
Distributable earnings	378,498,742

Net Assets	$1,341,413,221

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$609,282,707	4,341,868	$140.33	*

C	$10,878,187	70,425	$154.46

Advisor	$651,853,106	4,174,653	$156.15

I	$34,564,088	220,359	$156.85

Z	$34,835,133	245,861	$141.69

(a)	Includes securities on loan with a value of $1,414,893 (see Note E).

*	The maximum offering price per share for Class A shares was $146.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Sustainable Global Thematic Fund	ABFunds.com

STATEMENT OF OPERATIONS

	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $780,079 and $843,651, respectively)	$14,811,633		$15,894,449
Affiliated issuers	1,523,968		2,057,306
Interest	32,482		– 0	–
Securities lending income, net	13,175		24,584
Other income(b)	– 0	–	548,144

Total income	$16,381,258		$18,524,483

Expenses
Advisory fee (see Note B)	8,675,639		10,908,555
Distribution fee—Class A	1,436,757		1,703,335
Distribution fee—Class C	119,793		187,051
Transfer agency—Class A	530,588		609,657
Transfer agency—Class C	11,474		17,362
Transfer agency—Advisor Class	647,937		829,840
Transfer agency—Class I	27,518		61,413
Transfer agency—Class Z	9,422		11,583
Custody and accounting	185,396		241,562
Registration fees	97,422		107,600
Administrative	90,064		103,766
Audit and tax	75,663		74,372
Printing	74,633		264,341
Legal	61,572		68,725
Directors’ fees	23,679		41,860
Miscellaneous	39,461		36,540

Total expenses	12,107,018		15,267,562
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(82,706)		(87,667)

Net expenses	12,024,312		15,179,895

Net investment income	4,356,946		3,344,588

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(c)	82,395,393		241,632,883
Forward currency exchange contracts	(5,710,177)		(7,186,268)
Foreign currency transactions	(142,122)		(634,124)
Net change in unrealized appreciation (depreciation) of:
Investments(d)	(16,646,481)		(187,966,811)
Forward currency exchange contracts	1,660,187		(2,263,202)
Foreign currency denominated assets and liabilities	(41,253)		136,082

Net gain on investment and foreign currency transactions	61,515,547		43,718,560

Net Increase in Net Assets from Operations	$65,872,493		$47,063,148

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

(c)	Net of foreign realized capital gains taxes of $302,702 and $1,423,913, respectively.

(d)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $89,807 and $924,308, respectively.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,356,946	$3,344,588	$5,305,952
Net realized gain on investment and foreign currency transactions	76,543,094	233,812,491	95,417,384
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(15,027,547)	(190,093,931)	87,916,206

Net increase in net assets from operations	65,872,493	47,063,148	188,639,542
Distributions to Shareholders
Class A	(76,618,129)	(51,955,982)	(241,387)
Class C	(1,489,016)	(2,061,157)	– 0	–
Advisor Class	(86,817,053)	(66,657,205)	(2,440,938)
Class I	(3,543,522)	(3,830,296)	(135,686)
Class Z	(4,351,771)	(3,240,887)	(182,235)
Capital Stock Transactions
Net decrease	(155,898,717)	(202,886,060)	(283,960,939)

Total decrease	(262,845,715)	(283,568,439)	(98,321,643)
Net Assets
Beginning of period	1,604,258,936	1,887,827,375	1,986,149,018

End of period	$1,341,413,221	$1,604,258,936	$1,887,827,375

(a)	The Fund changed its fiscal year end from July 31 to June 30.

See notes to financial statements

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NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Sustainable Global Thematic Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective June 1, 2026, the Fund changed its fiscal year end from July 31 to June 30. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable

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NOTES TO FINANCIAL STATEMENTS (continued)

company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$310,573,546		$131,115,004		$	– 0	–	$441,688,550
Industrials	157,982,423		118,430,699			– 0	–	276,413,122
Financials	70,106,295		98,630,417			– 0	–	168,736,712
Health Care	83,812,100		70,426,093			– 0	–	154,238,193
Communication Services	64,533,875		– 0	–		– 0	–	64,533,875
Utilities	48,691,296		– 0	–		– 0	–	48,691,296
Consumer Discretionary	24,937,258		14,437,440			– 0	–	39,374,698
Real Estate	27,440,673		– 0	–		– 0	–	27,440,673
Energy	16,145,829		– 0	–		– 0	–	16,145,829
Materials	– 0	–	15,586,393			– 0	–	15,586,393
Short-Term Investments	87,534,474		– 0	–		– 0	–	87,534,474

Total Investments in Securities	891,757,769		448,626,046	(a)		– 0	–	1,340,383,815
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,464,449			– 0	–	3,464,449
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,779,213)			– 0	–	(2,779,213)

Total	$891,757,769		$449,311,282		$	– 0	–	$1,341,069,051

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund’s aggregate net assets at the close of business on the last business day of the previous quarter: .25 of .65% of the first $2.5 billion, .25 of .55% of the next $2.5 billion, and .25 of .50% of the net assets in excess of $5 billion. The fee is accrued daily and paid quarterly.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an

14 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

“assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. On August 3, 2026, the joint meeting of shareholders was adjourned until September 15, 2026 in respect of the Fund.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended July 31, 2025, the reimbursement for such services amounted to $90,064 and $103,766, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $532,971 and $550,110, respectively, for the period ended June 30, 2026 and for the year ended July 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,707 from the sale of Class A shares and received $296 and $393 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

During the year ended July 31, 2025, the Adviser reimbursed the Fund $548,144 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an

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NOTES TO FINANCIAL STATEMENTS (continued)

acquired fund fee and expense. For the period ended June 30, 2026 and for the year ended July 31, 2025, such waiver amounted to $82,706 and $86,659.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 7/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$37,790		$717,077	$667,333	$87,534		$1,524
AB Government Money Market Portfolio*	– 0	–	41	41	– 0	–	– 0	–

Total					$87,534		$1,524

*	Investments of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$71,501		$607,149	$640,860	$37,790		$2,057
AB Government Money Market Portfolio*	– 0	–	64,646	64,646	– 0	–	13

Total					$37,790		$2,070

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,452,852 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution

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NOTES TO FINANCIAL STATEMENTS (continued)

and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,314,166,174		$1,694,264,482
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,045,126,754		$1,345,052,774
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,030,042,277

Gross unrealized appreciation	$340,042,164
Gross unrealized depreciation	(29,661,767)

Net unrealized appreciation	$310,380,397

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging

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NOTES TO FINANCIAL STATEMENTS (continued)

purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended and the year ended June 30, 2026 and July 31, 2025, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,464,449	Unrealized depreciation on forward currency exchange contracts	$(2,779,213)

Total		$3,464,449		$(2,779,213)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(5,710,177)	$1,660,187

Total		$(5,710,177)	$1,660,187

During the year ended July 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$3,314,419	Unrealized depreciation on forward currency exchange contracts	$4,289,370

Total		$3,314,419		$4,289,370

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(7,186,268)	$(2,263,202)

Total		$(7,186,268)	$(2,263,202)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended June 30, 2026:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$308,756,670
Average principal amount of sale contracts	$368,976,012

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended July 31, 2025:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$381,378,391
Average principal amount of sale contracts	$402,271,510

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of

20 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$864,933	$ – 0	–	$(864,933)		$	– 0	–	$ – 0	–
Bank of New York (The)	64,319	– 0	–	– 0	–		– 0	–	64,319
Barclays Capital, Inc.	206,365	(206,365)		– 0	–		– 0	–	– 0	–
BNP Paribas SA	35,648	(35,648)		– 0	–		– 0	–	– 0	–
Citibank NA	1,277,572	(519,791)		– 0	–		– 0	–	757,781
JPMorgan Chase Bank	65,727	(65,727)		– 0	–		– 0	–	– 0	–
Morgan Stanley Bank NA	887,598	(887,598)		– 0	–		– 0	–	– 0	–
Standard Chartered Bank	24,070	– 0	–	– 0	–		– 0	–	24,070
State Street Bank & Trust Co.	38,217	– 0	–	– 0	–		– 0	–	38,217

Total	$3,464,449	$(1,715,129)		$(864,933)		$	– 0	–	$884,387	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivative Liabilities
Barclays Capital, Inc.	$432,274	$(206,365)		$ – 0	–	$	– 0	–	$225,909
BNP Paribas SA	151,628	(35,648)		– 0	–		– 0	–	115,980
Citibank NA	519,791	(519,791)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	44,971	– 0	–	– 0	–		– 0	–	44,971
Goldman Sachs Bank USA	45,276	– 0	–	– 0	–		– 0	–	45,276
JPMorgan Chase Bank	354,207	(65,727)		(260,000)			– 0	–	28,480
Morgan Stanley Bank NA	1,231,066	(887,598)		(343,468)			– 0	–	– 0	–

Total	$2,779,213	$(1,715,129)		$(603,468)		$	– 0	–	$460,616	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ABFunds.com	AB Sustainable Global Thematic Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

22 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned			Advisory Fee Waived
$ 1,414,893	$	– 0	–	$1,395,663	$13,175	$	– 0	–	$	– 0	–

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2025 is as follows:

								AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$ – 0 –	$	– 0	–	$	– 0	–	$11,650	$12,934	$1,008

*	As of July 31, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024		August 1, 2025 to June 30, 2026(a)	Year Ended July 31, 2025	Year Ended July 31, 2024

Class A
Shares sold	76,097	73,914	98,233		$10,974,481	10,998,458	$14,063,802

Shares issued in reinvestment of dividends and distributions	494,671	309,293	1,542		66,859,717	45,852,627	212,076

Shares converted from Class C	14,989	8,774	11,721		2,140,602	1,286,629	1,644,589

Shares redeemed	(609,590)	(640,940)	(606,767)		(85,313,964)	(95,342,011)	(87,749,155)

Net decrease	(23,833)	(248,959)	(495,271)		$(5,339,164)	(37,204,297)	$(71,828,688)

Class C(b)
Shares sold	2,600	3,848	8,150		$398,907	630,930	$1,333,726

Shares issued in reinvestment of distributions	8,520	10,980	– 0	–	1,272,933	1,792,679	– 0	–

Shares converted to Class A	(13,639)	(7,921)	(10,265)		(2,140,603)	(1,286,629)	(1,644,589)

Shares redeemed	(21,331)	(39,669)	(33,336)		(3,279,548)	(6,545,015)	(5,379,622)

Net decrease	(23,850)	(32,762)	(35,451)		$(3,748,311)	(5,408,035)	$(5,690,485)

ABFunds.com	AB Sustainable Global Thematic Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	August 1, 2025 to June 30, 2026(a)		Year Ended July 31, 2025		Year Ended July 31, 2024	August 1, 2025 to June 30, 2026(a)			Year Ended July 31, 2025		Year Ended July 31, 2024

Advisor Class
Shares sold	484,196		502,076		655,006		$75,468,721		80,956,587		$101,449,015

Shares issued in reinvestment of dividends and distributions	521,380		360,071		13,266		78,306,033		58,464,727		1,980,035

Shares redeemed	(1,885,323)		(1,780,423)		(1,820,817)		(287,572,175)		(286,429,700)		(285,456,098)

Net decrease	(879,747)		(918,276)		(1,152,545)		$(133,797,421)		(147,008,386)		$(182,027,048)

Class R
Shares sold	– 0	–	– 0	–	7,059	$	– 0	–	– 0	–	$951,740

Shares redeemed	– 0	–	– 0	–	(59,987)		– 0	–	– 0	–	(8,704,294)

Net increase (decrease)	– 0	–	– 0	–	(52,928)	$	– 0	–	– 0	–	$(7,752,554)

Class K
Shares sold	– 0	–	– 0	–	1,290	$	– 0	–	– 0	–	$190,603

Shares redeemed	– 0	–	– 0	–	(22,570)		– 0	–	– 0	–	(3,358,917)

Net increase (decrease)	– 0	–	– 0	–	(21,280)	$	– 0	–	– 0	–	$(3,168,314)

Class I
Shares sold	20,006		28,829		67,963		$3,083,254		4,692,314		$10,575,572

Shares issued in reinvestment of dividends and distributions	23,459		23,467		905		3,539,308		3,827,733		135,601

Shares redeemed	111,705)		(99,825)		(82,505)		(18,436,842)		(16,347,114)		(13,002,186)

Net decrease	(68,240)		(47,529)		(13,637)		$(11,814,280)		(7,827,067)		$(2,291,013)

Class Z
Shares sold	34,680		44,364		99,069		$4,900,820		6,579,635		$14,126,053

Shares issued in reinvestment of dividends and distributions	30,727		21,042		1,277		4,186,263		3,132,524		175,675

Shares redeemed	(72,542)		(101,715)		(177,357)		(10,286,624)		(15,150,434)		(25,504,565)

Net decrease	(7,135)		(36,309)		(77,011)		$(1,199,541)		(5,438,275)		$(11,202,837)

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 1.5463 reverse share split

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and trade disputes, and regional and

24 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

ABFunds.com	AB Sustainable Global Thematic Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

26 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the period ended June 30, 2026 and the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	August 1, 2025 to June 30, 2026			Year Ended July 31, 2025	Year Ended July 31, 2024
Distributions paid from:
Ordinary income	$	– 0	–	$6,549,987	$1,335,944
Net long-term capital gains		172,819,491		121,195,540	1,664,302

Total taxable distributions paid		$172,819,491		$127,745,527	$3,000,246

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$74,878,683
Other losses	(5,834,414	)(a)
Unrealized appreciation (depreciation)	309,454,473	(b)

Total accumulated earnings (deficit)	$378,498,742

(a)	As of June 30, 2026, the Fund had a qualified late-year ordinary loss deferral of $5,834,414.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss resulted in a net increase in distributable earnings and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable Global Thematic Fund 27

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 151.54	$ 158.50	$ 143.28	$ 139.32	$ 179.88	$ 142.42

Income From Investment Operations

Net investment income (loss)(b)(c)	.26	.09	(d)	.20	.18	(.18)	(.92)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.67	4.65	15.07	7.06	(22.69)	49.90

Net increase (decrease) in net asset value from operations	6.93	4.74	15.27	7.24	(22.87)	48.98

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.05)	(.33)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.05)	(3.28)	(17.69)	(11.52)

Net asset value, end of period	$ 140.33	$ 151.54	$ 158.50	$ 143.28	$ 139.32	$ 179.88

Total Return

Total investment return based on net asset value(e)(f)	5.04%	3.14	%(d)	10.65	%(g)	5.47%	(14.79)%	35.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$609,283	$661,588	$731,435	$732,150	$739,832	$925,129

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	1.03	%(i)	1.02%	1.02%	1.05%	1.02%	1.18%

Expenses, before waivers/reimbursements(h)‡	1.03	%(i)	1.03%	1.03%	1.05%	1.02%	1.18%

Net investment income (loss)(c)	.20	%(i)	.06	%(d)	.14%	.14%	(.11)%	(.57)%

Portfolio turnover rate	93%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 33.

28 AB Sustainable Global Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C(j)
August 1, 2025 to June 30, 2026(a)	Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.09	$ 180.21	$ 164.08	$ 161.57	$ 216.45	$ 176.03

Income From Investment Operations

Net investment loss(b)(c)	(.84)	(1.19	)(d)	(.99)	(.92)	(1.60)	(2.56)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.35	5.16	17.12	7.99	(25.93)	60.79

Net increase (decrease) in net asset value from operations	6.51	3.97	16.13	7.07	(27.53)	58.23

Less: Distributions

Distributions from net realized gain on investment transactions	(18.14)	(18.09)	– 0	–	(4.56)	(27.35)	(17.81)

Net asset value, end of period	$ 154.46	$ 166.09	$ 180.21	$ 164.08	$ 161.57	$ 216.45

Total Return

Total investment return based on net asset value(e)(f)	4.30%	2.37	%(d)	9.84%	4.68%	(15.43)%	34.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,878	$15,658	$22,893	$26,660	$28,646	$30,293

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	1.78	%(i)	1.77%	1.78%	1.80%	1.77%	1.93%

Expenses, before waivers/reimbursements(h)‡	1.79	%(i)	1.78%	1.78%	1.80%	1.77%	1.93%

Net investment loss(c)	(.58	)%(i)	(.71	)%(d)	(.61)%	(.62)%	(.85)%	(1.29)%

Portfolio turnover rate	93%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 33.

ABFunds.com	AB Sustainable Global Thematic Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
August 1, 2025 to June 30,	Year Ended July 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.25	$ 172.34	$ 155.72	$ 151.15	$ 193.31	$ 152.16

Income From Investment Operations

Net investment income (loss)(b)(c)	.62	.49	(d)	.61	.55	.25	(.49)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.42	5.12	16.37	7.68	(24.72)	53.40

Net increase (decrease) in net asset value from operations	8.04	5.61	16.98	8.23	(24.47)	52.91

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.36)	(.71)	– 0	–	(.24)

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.36)	(3.66)	(17.69)	(11.76)

Net asset value, end of period	$ 156.15	$ 166.25	$ 172.34	$ 155.72	$ 151.15	$ 193.31

Total Return

Total investment return based on net asset value(e)(f)	5.28%	3.41	%(d)	10.95	%(g)	5.73%	(14.57)%	36.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$651,853	$840,277	$1,029,339	$1,109,550	$1,137,575	$1,360,500

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.78	%(i)	.77%	.77%	.80%	.77%	.93%

Expenses, before waivers/reimbursements(h)‡	.78	%(i)	.78%	.78%	.80%	.77%	.93%

Net investment income (loss)(c)	.43	%(i)	.30	%(d)	.39%	.39%	.15%	(.28)%

Portfolio turnover rate	93%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 33.

30 AB Sustainable Global Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
August 1, 2025 to June 30,	Year Ended July 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.92	$ 173.09	$ 156.40	$ 151.82	$ 194.04	$ 152.73

Income From Investment Operations

Net investment income (loss)(b)(c)	.65	.42	.64	.61	.33	(.54)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.42	5.11	16.43	7.69	(24.86)	53.66

Net increase (decrease) in net asset value from operations	8.07	5.53	17.07	8.30	(24.53)	53.12

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.38)	(.77)	– 0	–	(.29)

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.38)	(3.72)	(17.69)	(11.81)

Net asset value, end of period	$ 156.85	$ 166.92	$ 173.09	$ 156.40	$ 151.82	$ 194.04

Total Return

Total investment return based on net asset value(e)(f)	5.28%	3.36%	10.96%	5.77%	(14.54)%	36.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,564	$48,172	$58,179	$54,702	$46,118	$38,716

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.77	%(i)	.80%	.76%	.78%	.75%	.92%

Expenses, before waivers/reimbursements(h)‡	.78	%(i)	.80%	.76%	.78%	.75%	.92%

Net investment income (loss)(c)	.45	%(i)	.25%	.41%	.42%	.19%	(.31)%

Portfolio turnover rate	93%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 33.

ABFunds.com	AB Sustainable Global Thematic Fund 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
August 1, 2025 to June 30,	Year Ended July 31,	July 27, 2021(k) to July 31,
2026(a)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 152.43	$ 158.94	$ 143.65	$ 139.78	$ 179.89	$ 178.52

Income From Investment Operations

Net investment income (loss)(b)(c)	.67	.51	.66	.61	.55	(.02)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.73	4.68	15.10	7.06	(22.97)	1.39

Net increase (decrease) in net asset value from operations	7.40	5.19	15.76	7.67	(22.42)	1.37

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.47)	(.85)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	– 0	–

Total dividends and distributions	(18.14)	(11.70)	(.47)	(3.80)	(17.69)	– 0	–

Net asset value, end of period	$ 141.69	$ 152.43	$ 158.94	$ 143.65	$ 139.78	$ 179.89

Total Return

Total investment return based on net asset value(e)(f)	5.33%	3.44%	11.03%	5.80%	(14.52)%	.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,835	$38,564	$45,981	$52,622	$50,975	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(h)‡	.71	%(i)	.71%	.70%	.73%	.71%	.73	%(i)

Expenses, before waivers/reimbursements(h)‡	.72	%(i)	.72%	.71%	.73%	.71%	.73	%(i)

Net investment income (loss)(c)	.51	%(i)	.34%	.46%	.46%	.36%	(.73	)%(i)

Portfolio turnover rate	93%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%(i)	.01%	.00%	.00%	.00%	.00	%(i)

See footnote summary on page 33.

32 AB Sustainable Global Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from July 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

During the year ended July 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.05		.04%	.04%

Class C	$.06	(j)	.04%	.04%

Advisor Class	$.06		.04%	.04%

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .03%.

(g)

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(h)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and year ended July 31, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(i)	Annualized.

(j)	Per share amounts have been adjusted to reflect the 1 for 1.5463 reverse share split effective October 20, 2025.

(k)	Commencement of distributions.

See notes to financial statements.

ABFunds.com	AB Sustainable Global Thematic Fund 33

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of

Directors of AB Sustainable Global Thematic Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Sustainable Global Thematic Fund, Inc. (the “Fund”), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the statements of changes in net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025, the financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2026, the results of its operations for the period from August 1, 2025 to June 30, 2026 and for the year ended July 31, 2025, the changes in its net assets for the period from August 1, 2025 to June 30, 2026 and for each of the two years in the period ended July 31, 2025 and its financial highlights for the period from August 1, 2025 to June 30, 2026 and for each of the five years in the period ended July 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

34 AB Sustainable Global Thematic Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Sustainable Global Thematic Fund 35

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2026.

The Fund designates $172,819,491 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

36 AB Sustainable Global Thematic Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Sustainable Global Thematic Fund, Inc. (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The annual meeting of stockholders for the Fund on August 3, 2026 was called to order and adjourned until September 15, 2026 for the purpose of voting on the Proposed Agreement for the Fund.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

ABFunds.com	AB Sustainable Global Thematic Fund 37

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

38 AB Sustainable Global Thematic Fund	ABFunds.com

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

ABFunds.com	AB Sustainable Global Thematic Fund 39

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

40 AB Sustainable Global Thematic Fund	ABFunds.com

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

ABFunds.com	AB Sustainable Global Thematic Fund 41

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

42 AB Sustainable Global Thematic Fund	ABFunds.com

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested director (the “directors”) AB Sustainable Global Thematic Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

ABFunds.com	AB Sustainable Global Thematic Fund 43

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund,

44 AB Sustainable Global Thematic Fund	ABFunds.com

including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

ABFunds.com	AB Sustainable Global Thematic Fund 45

They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

46 AB Sustainable Global Thematic Fund	ABFunds.com

The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Sustainable Global Thematic Fund 47

NOTES

48 AB Sustainable Global Thematic Fund	ABFunds.com

AB Sustainable Global Thematic Fund

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SGT-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 31, 2026